Manually signed

1320016

05045996

FORM D
U.S. Securities and Exchange Commission
Washington, D.C. 20549

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC MAIL RECEIVED PROCESSING SECTION MAR 02 2005 179 WASH. D.C.

Name of Offering: THE BLOWIN LLC

(Check if this is an amendment and name has changed, and indicate change.)

Filed under: Rule 504 Rule 505 x Rule 506
Section 4(6) ULOE

Type of Filing: x New Filing Amendment

A. BASIC IDENTIFICATION DATA

1. Name of Issuer: THE BLOWIN LLC

Address of Executive Offices : Telephone 212-678-0350

c/o Aidan Connolly
868 West End Avenue #1B
New York, NY 10025

PROCESSED
MAR 08 2005 E
THOMSON FINANCIAL

Address of Principal Business Operations if different:
N/A

Brief Description of Business:

Production of developmental production of stage play, "The Blowin of Baile Gall"

Type of business Organization:
limited liability company

Estimated or actual date of Organization: 2/2005

Estimated **X** Actual

Jurisdiction of Organization: New York

2.

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Noone, Ronan
19 Keyes Street
Quincy, MA 02169

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Connolly, Aidan
868 West End Avenue #1B
New York, NY 10025

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Hamell. Colin
159 Gaston Street
Medford, MA 02155

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Sullivan, David E.
72 Riverside Avenue #45
Red Bank, NJ 07701

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?

YES x NO

2. What is the minimum investment that will be accepted from any individual?
$5,000

3. Does the offering permit joint ownership?
x YES NO

4. Information about persons receiving commission or similar remuneration for soliciting purchasers: N/A

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

1. Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	0	0
Equity	0	0
Convertible Securities (including warrants)	0	0
Partnership Interests		
Other	0	0
Limited Liability Company Interests	$160,000	0
TOTAL	$160,000	0

2.

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	0
Non-Accredited Investors	0	0
TOTAL (for filings under Rule 504 only)	0	0

3. For Filings Under 504, 505, all information for all securities sold by issuer to date in offerings of the types indicated in the 12 months prior to the first sale of securities in this offering.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	0
Regulation A	N/A	0
Rule 504	N/A	0
TOTAL	None	0

4.

a. Expenses in connection with the issuance and distribution of the securities in this offering, excluding amounts relating solely to organization expenses of issuer

Transfer Agent's Fees		$
Printing and Engraving Costs		$
Legal Fees	x	$ 6,500
Accounting Fees		$
Engineering Fees		$
Sales Commissions		$
Other Expenses (Identify) Blue Sky photocopying, etc.	x	$ 500
TOTAL:	x	$ 7,000

b. The difference between aggregate offering price in Part C., question 1 and Total Expenses:
x $153,000

5. Amount of adjusted gross proceeds to the issuer [all amounts are estimates]

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and Fees	$ 7,500	$ 65,000
Purchase of Real Estate	$	$
Purchase, rental or leasing and installation of machinery and equipment	$	$

Construction or leasing of plant buildings and facilities	$	$
Acquisition of other businesses*	$	$

*(including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)

Repayment of Indebtedness	$	$
Working capital	$	$
Other:		
	x $3,500	x$ 77,000
Column Totals:	x $11,000	x$ 142,000
Total Payments Listed: (column totals added)	x $ 153,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer:	Signature:	Date:
THE BLOWIN LLC	David E. Sullivan	February 18, 2005

Name of Signer:	Title of Signer:
David E. Sullivan	Managing Member